Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

5.     PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2022	2021
Income taxes receivable	$43,055	$61,305
Inventory	55,188	44,257
Prepaid insurance	31,588	22,471
Unrealized cash flow hedge gains	17,906	—
Prepaid licenses and permits	12,116	10,683
Other	45,293	37,006
	$205,146	$175,722